Significant accounting policies (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Significant Accounting Policies [Line Items]
Depreciation, right-of-use assets	₨ 491
Finance costs	230
Right-of-use assets [member]
Significant Accounting Policies [Line Items]
Adjustments for lease incentives and lease agreement	182
Finance costs	230
Recognition of right-of-use liabilities on initial application of IFRS 16	1,335
Recognition of right-of-use assets on initial application of IFRS 16	₨ 1,153
Top of range [member]
Significant Accounting Policies [Line Items]
Hedge Effectiveness, Percentage at which the hedge considered effective	125.00%	125.00%
Bottom of range [member]
Significant Accounting Policies [Line Items]
Hedge Effectiveness, Percentage at which the hedge considered effective	80.00%	80.00%